PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.4%
Communication Services : 1.1%
3,390
(1)
Fox Corp. - Class A
$ 228,317
0.2
2,590
Fox Corp. - Class B
155,970
0.1
2,962
Match Group, Inc.
120,405
0.1
2,221  Millicom International
Cellular SA
208,241
0.2
1,778  New York Times Co.
- Class A
119,606
0.1
3,971
News Corp. - Class A
121,949
0.1
424  Nexstar Media Group,
Inc.
77,223
0.0
2,130  Sirius XM Holdings,
Inc.
60,002
0.0
8,779  Versant Media Group,
Inc.
360,993
0.3
1,452,706
1.1
Consumer Discretionary : 8.8%
9,154
ADT, Inc.
67,648
0.1
1,199
(2)
Aptiv PLC
53,667
0.0
25,619
Aramark
1,442,606
1.1
220
(2)
AutoZone, Inc.
658,073
0.5
3,130
Best Buy Co., Inc.
250,870
0.2
20,665
BorgWarner, Inc.
1,325,866
1.0
2,751
Boyd Gaming Corp.
213,450
0.2
993
Brunswick Corp.
75,369
0.1
6,075
(2)
Chewy, Inc. - Class A
144,585
0.1
891
D.R. Horton, Inc.
128,803
0.1
515
(2)
Deckers Outdoor Corp.
44,846
0.0
182
Domino's Pizza, Inc.
62,255
0.0
563
eBay, Inc.
58,304
0.0
10,955
Gentex Corp.
245,063
0.2
1,874
H&R Block, Inc.
96,792
0.1
610
Hasbro, Inc.
57,401
0.0
2,750  Hilton Worldwide
Holdings, Inc.
869,770
0.7
1,813
Lear Corp.
226,607
0.2
972
Lennar Corp. - Class A
81,755
0.1
2,036
LKQ Corp.
51,104
0.0
2,525
Lowe's Cos., Inc.
516,868
0.4
4,692
Macy's, Inc.
103,036
0.1
3,168
(2)
MGM Resorts
International
131,028
0.1
582
(2)
Mohawk Industries,
Inc.
74,642
0.1
14
(2)
NVR, Inc.
88,413
0.1
4,075  Penske Automotive
Group, Inc.
882,604
0.7
2,561
PulteGroup, Inc.
323,506
0.2
144
Ralph Lauren Corp.
49,954
0.0
1,060  Service Corp.
International
86,538
0.1
7,414
Texas Roadhouse, Inc.
1,450,178
1.1
699
Thor Industries, Inc.
53,124
0.0
1,550
Toll Brothers, Inc.
222,348
0.2
2,296
Tractor Supply Co.
80,130
0.1
1,131
Travel + Leisure Co.
77,768
0.1
201
(2)
Ulta Beauty, Inc.
107,957
0.1
3,996
Williams-Sonoma, Inc.
912,087
0.7
11,315,015
8.8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples : 6.6%
7,469  Albertsons Cos., Inc.
- Class A
$ 92,242
0.1
21,419  Archer-Daniels-
Midland Co.
1,741,151
1.4
3,198
(2)
BJ's Wholesale Club
Holdings, Inc.
289,899
0.2
2,672
(1)
Campbell Soup Co.
63,273
0.0
895  Church & Dwight Co.,
Inc.
89,303
0.1
1,511
Clorox Co.
147,594
0.1
8,012  Coca-Cola
Consolidated, Inc.
1,566,907
1.2
5,796
Conagra Brands, Inc.
92,852
0.1
498  Constellation Brands,
Inc. - Class A
65,049
0.0
1,198
(2)
Darling Ingredients,
Inc.
79,391
0.1
2,174
Dollar General Corp.
275,554
0.2
1,051
(2)
Dollar Tree, Inc.
133,046
0.1
3,149
General Mills, Inc.
129,739
0.1
378
Hershey Co.
66,607
0.0
1,351
Ingredion, Inc.
139,774
0.1
4,697
JBS NV - Class A
63,128
0.0
4,552
Kroger Co.
261,922
0.2
9,913  Lamb Weston
Holdings, Inc.
540,556
0.4
1,742  Molson Coors
Beverage Co. - Class
B
69,262
0.1
891
(2)
Post Holdings, Inc.
74,274
0.1
22
Seaboard Corp.
86,025
0.1
2,115
Smithfield Foods, Inc.
46,340
0.0
1,008
Sysco Corp.
81,729
0.1
7,331  Tyson Foods, Inc.
- Class A
404,231
0.3
18,026
(2)
US Foods Holding
Corp.
1,889,846
1.5
8,489,694
6.6
Energy : 6.6%
3,322  Antero Midstream
Corp.
74,479
0.1
5,987
APA Corp.
258,339
0.2
10,075
Baker Hughes Co.
640,266
0.5
298
Cheniere Energy, Inc.
86,924
0.1
12,972  Chesapeake Energy
Corp.
1,273,332
1.0
8,805
Chord Energy Corp.
1,295,304
1.0
28,895
Devon Energy Corp.
1,401,696
1.1
353
DT Midstream, Inc.
46,250
0.0
37,180
Halliburton Co.
1,370,083
1.1
2,186
HF Sinclair Corp.
222,119
0.2
1,060  Matador Resources
Co.
61,491
0.0
5,943
NOV, Inc.
126,526
0.1
1,087
ONEOK, Inc.
104,363
0.1
2,725
Ovintiv, Inc.
178,896
0.1
4,350  Permian Resources
Corp. - Class A
101,311
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
1,450  Range Resources
Corp.
$ 59,914
0.0
19,950
Schlumberger NV
1,198,995
0.9
730
TechnipFMC PLC
57,050
0.0
8,557,338
6.6
Financials : 15.2%
1,413  Affiliated Managers
Group, Inc.
520,252
0.4
8,889
(1)
AGNC Investment
Corp.
95,379
0.1
2,009
Allstate Corp.
517,920
0.4
8,611  American Financial
Group, Inc.
1,227,498
1.0
135  Ameriprise Financial,
Inc.
74,670
0.1
4,706  Annaly Capital
Management, Inc.
107,862
0.1
4,252
(2)
Arch Capital Group
Ltd.
416,994
0.3
998
Assurant, Inc.
281,296
0.2
758
Assured Guaranty Ltd.
56,623
0.0
1,017  Axis Capital Holdings
Ltd.
100,459
0.1
1,164
Bank OZK
57,129
0.0
496  Cboe Global Markets,
Inc.
148,899
0.1
2,639  Cincinnati Financial
Corp.
448,366
0.4
774  Citizens Financial
Group, Inc.
53,305
0.0
7,000  Cullen/Frost Bankers,
Inc.
1,126,090
0.9
502  East West Bancorp,
Inc.
63,684
0.1
645  Evercore, Inc. - Class
A
184,747
0.1
722
Everest Re Group Ltd.
270,497
0.2
2,900
F.N.B. Corp.
52,867
0.0
1,257  Fidelity National
Financial, Inc.
58,388
0.0
26,175  Fidelity National
Information Services,
Inc.
1,067,155
0.8
3,639  First American
Financial Corp.
268,995
0.2
1,654
Globe Life, Inc.
285,596
0.2
1,715  Hanover Insurance
Group, Inc.
387,779
0.3
12,674  Hartford Financial
Services Group, Inc.
1,741,154
1.4
2,800
Houlihan Lokey, Inc.
373,212
0.3
508  Jack Henry &
Associates, Inc.
85,298
0.1
1,310
Lazard, Inc.
56,631
0.0
1,538
Loews Corp.
166,550
0.1
2,550  LPL Financial
Holdings, Inc.
943,844
0.7
247
M&T Bank Corp.
57,783
0.0
82
(2)
Markel Corp.
147,839
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
12,195  MGIC Investment
Corp.
$ 373,777
0.3
634
Northern Trust Corp.
117,645
0.1
28,405  Old Republic
International Corp.
1,185,341
0.9
1,965  OneMain Holdings,
Inc.
122,734
0.1
491
Popular, Inc.
82,581
0.1
744
Primerica, Inc.
214,012
0.2
931  Principal Financial
Group, Inc.
102,559
0.1
594  Prudential Financial,
Inc.
69,854
0.1
8,958  Raymond James
Financial, Inc.
1,596,047
1.2
2,435  Regions Financial
Corp.
72,758
0.1
576  Reinsurance Group of
America, Inc.
141,719
0.1
1,974  RenaissanceRe
Holdings Ltd.
646,761
0.5
1,480
RLI Corp.
93,936
0.1
2,101
SEI Investments Co.
233,169
0.2
609
State Street Corp.
116,550
0.1
1,011
Stifel Financial Corp.
81,669
0.1
4,920
Synchrony Financial
379,234
0.3
3,344  T. Rowe Price Group,
Inc.
372,120
0.3
20,975
Truist Financial Corp.
1,039,941
0.8
582
Unum Group
54,254
0.0
999
(3)
Voya Financial, Inc.
101,219
0.1
1,571
W.R. Berkley Corp.
106,137
0.1
10,439
(1)
Western Union Co.
74,743
0.1
237  White Mountains
Insurance Group Ltd.
498,176
0.4
386  Willis Towers Watson
PLC
130,680
0.1
376  Wintrust Financial
Corp.
56,535
0.0
19,508,912
15.2
Health Care : 9.8%
5,271  Becton Dickinson and
Co.
991,528
0.8
591
(2)
Biogen, Inc.
128,040
0.1
1,444
(2)
BioMarin
Pharmaceutical, Inc.
94,192
0.1
22,725
(2)
Centene Corp.
1,462,127
1.1
159
Chemed Corp.
82,475
0.1
614
(2)
DaVita, Inc.
108,070
0.1
3,325
Elevance Health, Inc.
1,305,196
1.0
1,213  Encompass Health
Corp.
145,815
0.1
976
Ensign Group, Inc.
168,126
0.1
2,752
(2)
Exelixis, Inc.
150,369
0.1
880  GE HealthCare
Technologies, Inc.
62,682
0.0
1,231
(2)
Globus Medical, Inc.
- Class A
100,166
0.1
1,501
(2)
Henry Schein, Inc.
134,790
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
525
Humana, Inc.
$ 201,196
0.2
2,781
(2)
Incyte Corp.
342,675
0.3
318
(2)
IQVIA Holdings, Inc.
83,058
0.1
7,549
Labcorp Holdings, Inc.
2,511,250
1.9
725
(2)
Molina Healthcare, Inc.
144,108
0.1
1,390
QIAGEN N.V.
60,173
0.0
4,563
Quest Diagnostics, Inc.
1,096,489
0.8
308
ResMed, Inc.
73,951
0.1
14,550
Revvity, Inc.
1,872,149
1.5
2,974  Royalty Pharma PLC
- Class A
182,633
0.1
763
(2)
Solventum Corp.
69,479
0.1
377
STERIS PLC
87,705
0.1
1,029
(2)
Tenet Healthcare Corp.
273,621
0.2
404
(2)
United Therapeutics
Corp.
206,194
0.2
1,574  Universal Health
Services, Inc. - Class B
268,099
0.2
186  West Pharmaceutical
Services, Inc.
63,446
0.0
1,041  Zimmer Biomet
Holdings, Inc.
104,142
0.1
12,573,944
9.8
Industrials : 20.6%
3,223
A.O. Smith Corp.
190,576
0.1
933
AECOM
62,912
0.0
6,561
AGCO Corp.
776,232
0.6
6,308
Allegion PLC
979,317
0.8
1,430  Allison Transmission
Holdings, Inc.
179,765
0.1
229
AMETEK, Inc.
53,854
0.0
13,500
(2)
API Group Corp.
529,875
0.4
444  Applied Industrial
Technologies, Inc.
143,847
0.1
406  Armstrong World
Industries, Inc.
70,068
0.1
730  Booz Allen Hamilton
Holding Corp.
55,225
0.0
1,825
(2)
CACI International, Inc.
- Class A
1,136,993
0.9
271
Carlisle Cos., Inc.
93,923
0.1
3,000
Carrier Global Corp.
174,660
0.1
6,500  CH Robinson
Worldwide, Inc.
972,790
0.8
365
(2)
Clean Harbors, Inc.
115,066
0.1
5,575
Crane Co.
1,143,265
0.9
17,275
CSX Corp.
872,560
0.7
1,800
Delta Air Lines, Inc.
140,400
0.1
1,865
Donaldson Co., Inc.
169,510
0.1
372
Dover Corp.
72,254
0.1
1,753  Expeditors
International of
Washington, Inc.
332,457
0.3
1,223
(2)
Fedex Freight Holding
Co., Inc.
163,564
0.1
1,028
Flowserve Corp.
81,305
0.1
2,132
Fortive Corp.
125,447
0.1
4,100
(2)
FTI Consulting, Inc.
617,337
0.5
2,304
Genpact Ltd.
87,506
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
3,540  GFL Environmental,
Inc.
$ 149,707
0.1
1,177
Graco, Inc.
91,135
0.1
1,032
(2)
GXO Logistics, Inc.
49,257
0.0
2,665
Hubbell, Inc.
1,207,245
0.9
1,128  Huntington Ingalls
Industries, Inc.
328,474
0.3
4,189
IDEX Corp.
957,773
0.7
455
ITT, Inc.
91,132
0.1
740
Jacobs Solutions, Inc.
110,297
0.1
682  JB Hunt Transport
Services, Inc.
181,051
0.1
1,314
(2)
Kirby Corp.
186,404
0.1
17,428  Knight-Swift
Transportation
Holdings, Inc.
1,193,992
0.9
2,425  L3Harris Technologies,
Inc.
645,656
0.5
469
Landstar System, Inc.
84,716
0.1
997
Leidos Holdings, Inc.
139,789
0.1
3,752  Lincoln Electric
Holdings, Inc.
1,055,175
0.8
1,789
Masco Corp.
129,094
0.1
356
MSA Safety, Inc.
66,490
0.0
1,239  MSC Industrial Direct
Co., Inc. - Class A
147,292
0.1
4,295
Mueller Industries, Inc.
268,051
0.2
306
Nordson Corp.
98,446
0.1
1,399
Oshkosh Corp.
215,600
0.2
13,732
Otis Worldwide Corp.
976,757
0.8
475
Owens Corning
65,621
0.0
733
Pentair PLC
44,317
0.0
1,315  Primoris Services
Corp.
94,825
0.1
7,100
Republic Services, Inc.
1,568,532
1.2
1,887
Ryder System, Inc.
461,296
0.4
2,665  Schneider National,
Inc. - Class B
91,969
0.1
592  Science Applications
International Corp.
75,906
0.1
1,490  Sensata Technologies
Holding PLC
61,135
0.0
617  Simpson
Manufacturing Co., Inc.
112,670
0.1
553
Snap-on, Inc.
213,629
0.2
2,944
Southwest Airlines Co.
113,432
0.1
42,900
(2)
Standardaero, Inc.
1,050,621
0.8
886  Stanley Black &
Decker, Inc.
85,384
0.1
13,335  Sunbelt Rentals
Holdings, Inc.
963,854
0.7
25,050
Tetra Tech, Inc.
905,307
0.7
2,467
Textron, Inc.
198,742
0.2
709
Timken Co.
85,399
0.1
15,902
Toro Co.
1,555,375
1.2
594
(2)
United Airlines
Holdings, Inc.
64,146
0.0
283
Valmont Industries, Inc.
132,914
0.1
706
Veralto Corp.
69,590
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
233
Watsco, Inc.
$ 72,188
0.1
287  Watts Water
Technologies, Inc.
- Class A
104,970
0.1
5,075
Xylem, Inc.
558,808
0.4
26,464,871
20.6
Information Technology : 7.6%
5,000
(2)
Akamai Technologies,
Inc.
543,100
0.4
1,518
Amdocs Ltd.
95,725
0.1
1,395
Avnet, Inc.
124,936
0.1
6,725
CDW Corp.
1,019,375
0.8
1,075
(2)
Cirrus Logic, Inc.
117,723
0.1
1,912  Cognizant Technology
Solutions Corp. - Class
A
123,477
0.1
4,967
(2)
Dropbox, Inc. - Class A
174,789
0.1
2,775
(2)
EPAM Systems, Inc.
326,978
0.3
2,517
(2)
F5, Inc.
1,024,746
0.8
10,075
Gen Digital, Inc.
312,325
0.2
4,107
HP, Inc.
123,292
0.1
2,800
(2)
Keysight Technologies,
Inc.
903,560
0.7
2,850  Microchip Technology,
Inc.
209,333
0.2
309
NetApp, Inc.
57,255
0.0
6,525
(2)
Okta, Inc.
1,129,086
0.9
537
(2)
Qorvo, Inc.
51,595
0.0
1,500  Roper Technologies,
Inc.
636,960
0.5
1,596  Skyworks Solutions,
Inc.
106,948
0.1
882
TD SYNNEX Corp.
223,014
0.2
102
(2)
Teledyne Technologies,
Inc.
62,521
0.0
15,450
(2)
Trimble, Inc.
926,073
0.7
225
VeriSign, Inc.
64,863
0.1
1,782
Vontier Corp.
57,398
0.0
3,725
(2)
Zebra Technologies
Corp. - Class A
1,316,974
1.0
739
(2)
Zoom Video
Communications, Inc.
- Class A
71,447
0.1
9,803,493
7.6
Materials : 8.3%
6,625
Amrize Ltd.
289,513
0.2
11,200
AptarGroup, Inc.
1,474,144
1.1
665
Avery Dennison Corp.
115,783
0.1
2,458
Ball Corp.
154,780
0.1
7,117  CF Industries
Holdings, Inc.
925,424
0.7
814
Corteva, Inc.
68,889
0.1
1,646
Crown Holdings, Inc.
191,578
0.1
11,476  DuPont de Nemours,
Inc.
1,544,555
1.2
342
Eagle Materials, Inc.
66,437
0.1
1,269
Eastman Chemical Co.
91,926
0.1
15,875
Element Solutions, Inc.
564,197
0.4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,135  LyondellBasell
Industries NV - Class A
$ 73,866
0.1
98
NewMarket Corp.
87,975
0.1
2,404
Olin Corp.
41,830
0.0
7,347  Packaging Corp. of
America
1,718,757
1.3
696
PPG Industries, Inc.
78,070
0.1
486  Reliance Steel &
Aluminum Co.
186,648
0.1
15,675
RPM International, Inc.
1,631,767
1.3
3,944
Smurfit WestRock PLC
184,974
0.1
6,695
Sonoco Products Co.
369,229
0.3
3,750
Steel Dynamics, Inc.
872,325
0.7
10,732,667
8.3
Real Estate : 6.1%
2,712  Brixmor Property
Group, Inc.
78,350
0.1
14,430
Camden Property Trust
1,526,694
1.2
472
(2)
CBRE Group, Inc.
- Class A
68,822
0.1
567
Crown Castle, Inc.
43,171
0.0
1,274
CubeSmart
50,603
0.0
274  EastGroup Properties,
Inc.
54,663
0.0
1,152
EPR Properties
67,634
0.1
21,776  Equity LifeStyle
Properties, Inc.
1,381,687
1.1
1,971
Equity Residential
128,391
0.1
258  Essex Property Trust,
Inc.
73,004
0.1
762  Federal Realty
Investment Trust
88,415
0.1
1,079  First Industrial Realty
Trust, Inc.
66,769
0.1
3,502  Gaming and Leisure
Properties, Inc.
147,329
0.1
11,513  Host Hotels & Resorts,
Inc.
252,480
0.2
996
(2)
Jones Lang LaSalle,
Inc.
364,407
0.3
2,089
Kimco Realty Corp.
49,530
0.0
9,212  Lamar Advertising Co.
- Class A
1,372,680
1.1
6,140  Millrose Properties,
Inc.
186,779
0.1
24,635  National Retail
Properties, Inc.
1,113,502
0.9
3,085  Omega Healthcare
Investors, Inc.
141,046
0.1
844  Regency Centers
Corp.
63,106
0.0
333  SBA Communications
Corp.
63,157
0.0
1,545
Sun Communities, Inc.
187,594
0.1
1,293
UDR, Inc.
47,776
0.0
4,282
VICI Properties, Inc.
109,833
0.1
2,025
Vornado Realty Trust
75,695
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
752
WP Carey, Inc.
$ 52,610
0.0
7,855,727
6.1
Utilities : 6.7%
14,444
AES Corp.
212,905
0.2
22,229
Alliant Energy Corp.
1,511,127
1.2
1,363
Ameren Corp.
144,492
0.1
13,123  American Water Works
Co., Inc.
1,813,992
1.4
547
Atmos Energy Corp.
90,873
0.1
2,648  CenterPoint Energy,
Inc.
104,861
0.1
22,203
CMS Energy Corp.
1,511,136
1.2
1,215  Consolidated Edison,
Inc.
130,029
0.1
1,215
DTE Energy Co.
164,790
0.1
8,449
Edison International
456,077
0.3
880
Entergy Corp.
93,553
0.1
2,733
Essential Utilities, Inc.
112,518
0.1
2,174
Evergy, Inc.
176,137
0.1
3,431
Eversource Energy
240,650
0.2
2,272
Exelon Corp.
99,332
0.1
4,128
FirstEnergy Corp.
189,310
0.1
681
IDACORP, Inc.
92,725
0.1
6,318  MDU Resources
Group, Inc.
125,855
0.1
2,623
National Fuel Gas Co.
217,866
0.2
3,356
NiSource, Inc.
137,328
0.1
3,429
OGE Energy Corp.
156,465
0.1
14,477
PG&E Corp.
192,110
0.1
2,242  Pinnacle West Capital
Corp.
218,909
0.2
3,130
PPL Corp.
106,827
0.1
870  Public Service
Enterprise Group, Inc.
63,797
0.0
5,091
UGI Corp.
195,749
0.1
771  WEC Energy Group,
Inc.
81,857
0.1
648
Xcel Energy, Inc.
49,047
0.0
8,690,317
6.7
Total Common Stock
(Cost $117,226,617)
125,444,684
97.4
EXCHANGE-TRADED FUNDS : 0.4%
3,986
(1)
iShares Russell Mid-
Cap ETF
445,157
0.4
Total Exchange-Traded
Funds
(Cost $445,300)
445,157
0.4
Total Long-Term
Investments
(Cost $117,671,917)
125,889,841
97.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.3%
Repurchase Agreements : 0.3%
29,550
(4)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
08/31/2026, 3.660%,
due 09/01/2026
(Repurchase Amount
$29,553, collateralized
by various U.S.
Government
Securities, 4.875%,
Market Value plus
accrued interest
$30,141, due 08/15/45)
$ 29,550
0.0
442,990
(4)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
08/31/2026, 3.670%,
due 09/01/2026
(Repurchase
Amount $443,035,
collateralized
by various
U.S.Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $451,850, due
09/10/26-11/20/65)
442,990
0.3
Total Repurchase
Agreements
(Cost $472,540)
472,540
0.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.0%
2,544,859
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.560%
2,544,859
2.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds (continued)
1,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.580%
$ 1,000
0.0
Total Mutual Funds
(Cost $2,545,859)
2,545,859
2.0
Total Short-Term
Investments
(Cost $3,018,399)
3,018,399
2.3
Total Investments in
Securities
(Cost $120,690,316) $ 128,908,240 100.1
Liabilities in Excess
of Other Assets (140,674) (0.1)
Net Assets $ 128,767,566 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Security, or a portion of the security, is on loan.
(2)
Non-income producing security.
(3)
Investment in affiliate.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya VACS Series MCV Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 125,444,684 $ — $ — $ 125,444,684
Exchange-Traded Funds 445,157 — — 445,157
Short-Term Investments 2,545,859 472,540 — 3,018,399
Total Investments, at fair value $ 128,435,700 $ 472,540 $ — $ 128,908,240
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended August 31, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2026
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
8/31/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 68,387 $ 15,307 $ (828) $ 18,353 $ 101,219 $ 475 $ 290 $ —
$ 68,387 $ 15,307 $ (828) $ 18,353 $ 101,219 $ 475 $ 290 $ —
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 11,584,675
Gross Unrealized Depreciation (3,366,751)
Net Unrealized Appreciation $ 8,217,924